PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Depreciation expenses from continuing operations		$ 591	$ 968	$ 1,968
Depreciation expenses from discontinuing operations		0		6
Proceeds from Sale of Buildings	$ 60,388
Gain (Loss) on Disposition of Property Plant Equipment		52	25,928	(13)
Impairment loss		$ 503	$ 0	$ 0